As filed with the Securities and Exchange Commission on August 15, 2014.

Registration Nos. 333-160772

811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 453	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Destinations individual flexible premium variable annuity contracts.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.)

Supplement dated October 14, 2014 to the Prospectus dated May 1, 2014 for the Pacific Destinations variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2014. The changes in this supplement are effective November 3, 2014.

The purpose of this supplement is to add two new optional death benefit riders (subject to availability) called Earnings Enhancement Death Benefit and Stepped-Up Death Benefit II and make other changes to the death benefit amount provided under the Contract. If your Contract was issued before November 3, 2014, these changes do not affect the benefits provided under your Contract.

The OVERVIEW section is amended as follows:

The Optional Riders subsection is amended to include the following:

Earnings Enhancement Death Benefit (EEDB)

This optional Rider may provide for an additional amount (EEDB Amount) to be included in the death benefit proceeds when such proceeds become payable as a result of the death of an Owner or sole surviving Annuitant (first Annuitant for Non-Natural Owners). You may buy this Rider when you buy your Contract or within 60 days after the Contract Date. If you buy this Rider within 60 days after the Contract Date, we will make the Rider effective date coincide with that Contract Date.

See the Earnings Enhancement Death Benefit (EEDB) section below for more information.

Stepped-Up Death Benefit II

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the oldest of the Owner’s or Annuitant’s 81st birthday) adjusted for additional Purchase Payments and withdrawals. You can only buy this Rider when you buy your Contract.

See the Stepped-Up Death Benefit II section below for more information.

The Separate Account A Annual Expenses table and applicable footnotes are replaced with the following:

Separate Account A Annual Expenses (as a percentage of the average daily Variable Account Value4):

	Without any Death Benefit Rider	With Stepped-Up Death Benefit II Rider Only	With Stepped-Up Death Benefit Rider Only
• Mortality and Expense Risk Charge[5]	0.60%	0.60%	0.60%
• Administrative Fee[5]	0.15%	0.15%	0.15%
• Death Benefit Rider Charge[5,6]	N/A	0.20%	0.20%

• Total Separate Account A Annual Expenses	0.75%	0.95%	0.95%

[4]	The Variable Account Value is the value of your Variable Investment Options on any Business Day.

[5]	This is an annual rate and is assessed on a daily basis. The daily rate is calculated by dividing the annual rate by 365.

[6]

If you buy an optional death benefit rider, we will add this charge to the Mortality and Expense Risk Charge until, and including, your Annuity Date. Only one death benefit rider may be owned or in effect at the same time.

The Optional Rider Annual Expenses subsection is amended with the following:

	Current Charge Percentage	Maximum Charge Percentage
Optional Death Benefit
Earnings Enhancement Death Benefit (EEDB) Charge[12]	0.25%	0.25%

[12]

If you buy EEDB, the annual charge is equal to the current charge percentage multiplied by the Contract Value, deducted on an annual basis. We deduct this charge proportionately from your Variable Investment Options on each Contract Anniversary following the date you purchase the Rider, and when you make a full withdrawal, if EEDB is in effect on that date. The charge may be waived under certain circumstances. See CHARGES, FEES AND DEDUCTIONS – Mortality and Expense Risk Charge – Earnings Enhancement Death Benefit (EEDB) Charge below.

The Examples subsection is replaced with the following:

Examples

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Contract

Transaction Expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2013. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are Earnings Enhancement Death Benefit, Stepped-Up Death Benefit II and CoreIncome Advantage Select (Joint). The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2013. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Purchase Payment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered, annuitized, or left your money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,105	$2,205	$3,289	$5,931
Minimum*	$653	$872	$1,107	$1,778

In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS (Condensed Financial Information) appendix in the Prospectus for condensed financial information about the Subaccounts.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The following subsection is added:

Earnings Enhancement Death Benefit (EEDB) Charge

If you purchase EEDB, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. The charge for this Rider is 0.25% which is multiplied by the Contract Value and deducted on an annual basis. The charge is deducted in arrears each Contract Anniversary following the date you purchase this Rider and when you make a full withdrawal, if this Rider is in effect on that date.

If this Rider terminates on a Contract Anniversary, the entire charge for the prior year will be deducted on that anniversary.

If this Rider terminates prior to a Contract Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day your Contract terminates or the Contract Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day the Rider terminates.

If this Rider terminates when a death benefit becomes payable under the Contract, the annual charge will be prorated to the date of death. Any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death; the difference between the annual charge and the prorated amount will be added to the Contract Value on the Notice Date.

We will waive the annual charge if the Rider terminates upon full annuitization of your Contract or if your Contract Value is zero.

The Mortality and Expense Risk Charge – Increase in Risk Charge if an Optional Death Benefit Rider is Purchased subsection is amended with the following:

We increase your Risk Charge by an annual rate equal to 0.20% of each Subaccount’s assets if you purchase the Stepped-Up Death Benefit II. The total Risk Charge annual rate will be 0.80% if the Stepped-Up Death Benefit II is purchased. Any increase in your Risk Charge will not continue after the Annuity Date.

The DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section is amended as follows:

The Death Benefit subsection is amended with the following:

Death Benefit Amount (For Contracts issued on or after November 3, 2014)

If the sole surviving Annuitant or an Owner dies before the Annuity Date, we calculate the Death Benefit Amount as of the Notice Date and the death benefit proceeds will be paid in accordance with the Death Benefit Proceeds section in the Prospectus.

Here are a few definitions regarding the Death Benefit Amount:

Total Adjusted Purchase Payments – The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal. This amount may be adjusted if there is an Owner change as described below.

Pro Rata Reduction – The reduction percentage that is calculated at the time of a withdrawal by dividing the amount of the withdrawal by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the sum of all Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

The Death Benefit Amount as of any Business Day before the Annuity Date is equal to the greater of:

•	your Contract Value as of that day, or

•	the Total Adjusted Purchase Payments.

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Total Adjusted Purchase Payments on the effective date of the Owner change (“Change Date”) will be reset to the lesser of:

•	the Contract Value as of the Change Date, or

•	the Total Adjusted Purchase Payments as of the Change Date.

After the Change Date, the Total Adjusted Purchase Payments will be increased by any Purchase Payments made after the Change Date and will be reduced by a Pro Rata Reduction for any withdrawals made after the Change Date. An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

See DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT II SAMPLE CALCULATIONS below for numerical examples.

The following new optional death benefit riders are added:

Stepped-Up Death Benefit II

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the oldest of the Owner’s or Annuitant’s 81st birthday) increased by the amount of additional Purchase Payments and decreased by withdrawals that you make.

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed. You may not purchase this Rider after the Contract Date. This Rider may only be purchased if the age of each Owner and Annuitant is 75 or younger on the Contract Date. An Owner change may only be elected if the age of any new Owner is 75 years or younger on the effective date of the Owner change (see the Owner Change subsection below).

How the Rider Works

Here are a few definitions regarding the Death Benefit Amount:

Total Adjusted Purchase Payments – The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal. This amount may be adjusted if there is an Owner change as described below.

Pro Rata Reduction – The reduction percentage that is calculated at the time of a withdrawal by dividing the amount of the withdrawal by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the sum of all Purchase Payments made into the Contract, may be greater than actual amount withdrawn.

If you purchase this Rider at the time your application is completed, upon the death of an Owner or sole surviving Annuitant (first Annuitant for Non-Natural Owners), prior to the Annuity Date, the death benefit proceeds will be equal to the greater of (a) or (b) below:

(a)	the Death Benefit Amount (as of the Notice Date) as described in the Death Benefit Amount section above.

(b)	the Guaranteed Minimum Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of an Owner or the sole surviving Annuitant (first Annuitant for Non-Natural Owners), prior to the Annuity Date. The Guaranteed Minimum Death Benefit Amount may be different if an Owner change occurs (see the Owner Change subsection below).

First we calculate what the Death Benefit Amount would have been as of your first Contract Anniversary and each subsequent Contract Anniversary that occurs before death benefit proceeds become payable and before the oldest Owner or Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”).

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and

•

subtracting a Pro Rata Reduction for each withdrawal that has occurred since that Milestone Date. The reduction made, when the Contract Value is less than aggregate Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase this Rider and no Owner change occurred as outlined in the Owner Change subsection below. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

Owner Change

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Guaranteed Minimum Death Benefit Amount will be reset to equal the Total Adjusted Purchase Payments amount (under the Death Benefit Amount) on the effective date of the Owner change (the “Change Date”). An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

On each Contract Anniversary after the Change Date and before the oldest Owner or Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”), we recalculate the Death Benefit Amount for each Milestone Date and set it equal to the greater of:

•	the Contract Value on that Contract Anniversary, or

•	the Total Adjusted Purchase Payments on the Change Date.

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of Purchase Payments received by us since that Milestone Date, and

•	subtracting a Pro Rata Reduction for each withdrawal that has occurred since that Milestone Date.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase this Rider. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds section in the Prospectus.

See DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT II SAMPLE CALCULATIONS below for numerical examples.

Termination

The Rider will remain in effect until the earlier of:

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the date death benefit proceeds become payable under the Contract (except where the spouse of the deceased Owner continues the Contract, see DEATH BENEFITS – Spousal Continuation in the Prospectus),

•	the date the Contract is terminated in accordance with the provisions of the Contract, or

•	the Annuity Date.

The Rider may not otherwise be cancelled.

DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT II SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the Death Benefit Amount under the Contract and the optional Stepped-Up Death Benefit II and to demonstrate how Purchase Payments and withdrawals made from the Contract may affect the values and benefits. There may be minor differences in the calculations due to rounding. These examples are not intended to reflect what your actual death benefit proceeds will be or serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

THE EXAMPLES BELOW ASSUME NO OWNER CHANGE OR AN OWNER CHANGE TO THE PREVIOUS OWNER’S SPOUSE

Death Benefit Amount

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	A withdrawal of $10,000 is taken during Contract Year 11.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]
1	$100,000		$96,500	$100,000
2			$103,000	$100,000
3			$106,090	$100,000
Activity	$25,000		$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$95,000
7			$111,666	$95,000
8			$103,850	$95,000
9			$96,580	$95,000
10			$89,820	$95,000
11			$83,530	$95,000
Activity		$10,000	$73,530	$83,629
12			$68,383	$83,629
13			$63,596	$83,629
14 Death Occurs			$59,144	$83,629

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $133,468.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $83,629 (Total Adjusted Purchase Payment prior to the withdrawal × (1 − Pro Rata Reduction); $95,000 × (1 − 11.97%); $95,000 × 88.03% = $83,629).

During Contract Year 14, death occurs. The Death Benefit Amount will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

Stepped-Up Death Benefit II

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	Annual Step-Ups occur on each of the first 7 Contract Anniversaries.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]	Guaranteed Minimum (Stepped-Up) Death Benefit Amount
1	$100,000		$96,500	$100,000	$100,000
2			$103,000	$100,000	$103,000
3			$106,090	$100,000	$106,090
Activity	$25,000		$133,468	$125,000	$131,090
4			$134,458	$125,000	$134,458
5			$138,492	$125,000	$138,492
6			$142,647	$125,000	$142,647
Activity		$35,000	$110,844	$95,000	$108,412
7			$111,666	$95,000	$111,666
8			$103,850	$95,000	$111,666
9			$96,580	$95,000	$111,666
Death Occurs			$89,820	$95,000	$111,666

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Guaranteed Minimum (Stepped-Up) Death Benefit Amount = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. This results in an increase in the Total Adjusted Purchase Payment amount to $125,000. The Contract Value increased to $133,468 and the Guaranteed Minimum (Stepped-Up) Death Benefit Amount increased to $131,090.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount was reduced on a pro rata basis to $108,412. Numerically, the new Total Adjusted Purchase Payment and Guaranteed Minimum (Stepped-Up) Death Benefit Amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase

Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

Third, determine the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount is $108,412 (Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal × (1 − Pro Rata Reduction); $142,647 × (1 − 24.00%); $142,647 × 76.00% = $108,412).

During Contract Year 9, death occurs. The death benefit proceeds are the greater of the Death Benefit Amount (Contract Value or Total Adjusted Purchase Payments) or the Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Death Benefit Amount is $95,000 because the Total Adjusted Purchase Payment Amount ($95,000) is greater than the Contract Value ($89,820). The death benefit proceeds are equal to the Guaranteed Minimum (Stepped-Up) Death Benefit Amount of $111,666 because it is greater than the Death Benefit Amount (Total Adjusted Purchase Payments of $95,000).

THE EXAMPLES BELOW ASSUME OWNER CHANGE TO SOMEONE OTHER THAN PREVIOUS OWNER’S SPOUSE, TO A TRUST OR NON-NATURAL ENTITY WHERE THE OWNER AND ANNUITANT ARE NOT THE SAME PERSON PRIOR TO THE CHANGE OR IF AN OWNER IS ADDED THAT IS NOT A SPOUSE OF THE OWNER

Death Benefit Amount

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	Owner change to someone other than previous Owner’s Spouse during Contract Year 8.

•	A withdrawal of $10,000 is taken during Contract Year 11.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]
1	$100,000		$96,500	$100,000
2			$103,000	$100,000
3			$106,090	$100,000
Activity	$25,000		$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$95,000
7			$111,666	$95,000
8			$103,850	$95,000
Owner Change			$100,735	$95,000
9			$96,580	$95,000
10			$89,820	$95,000
11			$83,530	$95,000
Activity		$10,000	$73,530	$83,629
12			$68,383	$83,629
13			$63,596	$83,629
14 Death Occurs			$59,144	$83,629

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $133,468.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

During Contract Year 8, an Owner change to someone other than the previous Owner’s spouse occurred. The Total Adjusted Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the lesser of the Contract Value as of the Change Date or the Total Adjusted Purchase Payments as of the Change Date. Numerically, the Total Adjusted Purchase Payments amount will be $95,000 since the Total Adjusted Purchase Payments as of the Change Date ($95,000) is less than the Contract Value as of the Change Date ($100,735).

After the Change Date, the Total Adjusted Purchase Payments will be increased by any Purchase Payments made after the Change Date and will reduced by any Pro Rata Reduction for withdrawals made after the Change Date.

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payments amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payments amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payments amount. The Total Adjusted Purchase Payments amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payments amount is $83,629 (Total Adjusted Purchase Payments amount prior to the withdrawal × (1 − Pro Rata Reduction); $95,000 × (1 − 11.97%); $95,000 x 88.03% = $83,629).

During Contract Year 14, death occurs. The Death Benefit Amount will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

Stepped-Up Death Benefit II

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	Owner change to someone other than previous Owner’s Spouse during Contract Year 5.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	Annual Step-Ups occur on each of the first 7 Contract Anniversaries.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]	Guaranteed Minimum (Stepped-Up) Death Benefit Amount
1	$100,000		$96,500	$100,000	$100,000
2			$103,000	$100,000	$103,000
3			$106,090	$100,000	$106,090
Activity	$25,000		$133,468	$125,000	$131,090
4			$134,458	$125,000	$134,458
5			$138,492	$125,000	$138,492
Owner Change			$140,569	$125,000	$125,000
6			$142,647	$125,000	$142,647
Activity		$35,000	$110,844	$95,000	$108,412
7			$111,666	$95,000	$111,666
8			$103,850	$95,000	$111,666
9			$96,580	$95,000	$111,666
Death Occurs			$89,820	$95,000	$111,666

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Guaranteed Minimum (Stepped-Up) Death Benefit Amount = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. This results in an increase in the Total Adjusted Purchase Payment amount to $125,000. The Contract Value increased to $133,468 and the Guaranteed Minimum (Stepped-Up) Death Benefit Amount increased to $131,090.

During Contract Year 5, an Owner change to someone other than the previous Owner’s spouse occurred. The Total Adjusted Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the lesser of the Contract Value as of the Change Date or the Total Adjusted Purchase Payments as of the Change Date. Numerically, the Total Adjusted Purchase Payments amount will be $125,000 since the Total Adjusted Purchase Payments as of the Change Date ($125,000) is less than the Contract Value as of the Change Date ($140,569). In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount will be reset to equal the Total Adjusted Purchase Payments amount ($125,000) as of the Change Date.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payments amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount was reduced on a pro rata basis to $108,412. Numerically, the new Total Adjusted Purchase Payments amount and Guaranteed Minimum (Stepped-Up) Death Benefit Amount are calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payments amount. The Total Adjusted Purchase Payments amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payments amount is $95,000 (Total Adjusted Purchase Payments amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

Third, determine the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount is $108,412 (Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal × (1 − Pro Rata Reduction); $142,647 × (1 − 24.00%); $142,647 × 76.00% = $108,412).

During Contract Year 9, death occurs. The death benefit proceeds are the greater of the Death Benefit Amount (Contract Value or Total Adjusted Purchase Payments) or the Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Death Benefit Amount is $95,000 because the Total Adjusted Purchase Payments ($95,000) is greater than the Contract Value ($89,820). The death benefit proceeds are equal to the Guaranteed Minimum (Stepped-Up) Death Benefit Amount of $111,666 because it is greater than the Death Benefit Amount (Total Adjusted Purchase Payments of $95,000).

Earnings Enhancement Death Benefit (EEDB)

This optional rider may provide for an additional amount based on Earnings (EEDB amount) to be included in the death benefit proceeds when such proceeds become payable. The EEDB amount is a percentage of Earnings based on the age of the oldest Owner or Annuitant as of the Rider Effective Date.

Purchasing the Rider

You may purchase this Rider on the Contract Date or within 60 days after the Contract Date. If you purchase the Rider within 60 days after the Contract Date, we will make the Rider Effective Date coincide with that Contract Date.

You may purchase this Rider only if the age of each Owner and Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Rider Effective Date as shown in your Contract. If an Owner change is made and the age of any new Owner is older than 75 years on the effective date of the Owner change (see the Owner Change subsection below), the Rider will terminate.

How the Rider Works

If you purchase this Rider, an Earnings Enhancement Death Benefit amount (EEDB Amount) is added to the death benefit proceeds when such proceeds become payable as a result of the death of an Owner or sole surviving Annuitant (first Annuitant for Non-Natural Owners).

If no Owner change has occurred, the EEDB Amount is calculated as follows:

If the age of the oldest Owner or Annuitant was age 69 or younger on the Rider Effective Date, the EEDB Amount is equal to:

•	40% of Earnings

If the age of the oldest Owner or Annuitant was age 70 to 75 on the Rider Effective Date, the EEDB Amount is equal to:

•	25% of Earnings

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the EEDB Amount is calculated as follows:

If the age of the oldest Owner or Annuitant was age 69 or younger on the effective date of the Owner change (“Change Date”), the EEDB Amount is equal to:

•	40% of Earnings

If the age of the oldest Owner or Annuitant was age 70 to 75 on the Change Date, the EEDB Amount is equal to:

•	25% of Earnings

In any event, for purposes of calculating the EEDB Amount, Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

An Owner change to a Trust or non-natural entity where the Owner and Annuitant are the same person prior to the Owner change, will not be treated as an Owner change for purposes of this Rider.

Remaining Purchase Payments is defined as (a), (b) or (c) below:

(a)	If the Rider is effective on the Contract Date and there is no Owner change, Remaining Purchase Payments are equal to:

•	the Initial Purchase Payment, plus

•	any additional Purchase Payments added, minus

•

the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal. Withdrawals are assumed to be taken first from Earnings, then from Purchase Payments.

(b)	Owner Change – If the Rider is effective on the Contract Date and an Owner change occurred, Remaining Purchase Payments are equal to:

•	the greater of the Contract Value as of the Change Date or the Remaining Purchase Payments defined in paragraph (a) above, plus

•	any additional Purchase Payments added since the Change Date, minus

•

the amount that each withdrawal taken after the Change Date exceeds the amount of Earnings in the Contract accumulated since the Change Date. Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments.

(c)	Spousal Continuation – If the Surviving Spouse continues the Contract and this Rider, Remaining Purchase Payments are equal to:

•	the greater of the Contract Value on the Continuation Date or the Remaining Purchase Payments as defined in applicable paragraph (a) or (b) above, plus

•	any additional Purchase Payments added to the Contract since the Continuation Date, minus

•

the amount that each withdrawal taken after the Continuation Date exceeds the amount of Earnings in the Contract accumulated since the Continuation Date. Withdrawals are assumed to be taken first from Earnings, then from Purchase Payments.

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date the death benefit becomes payable under the Contract (the “Continuation Date”). If the Surviving Spouse is over age 75 on the Continuation Date, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.

See the Sample Calculations subsection below for numerical examples of how the Rider operates.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional riders that you may own while this Rider remains in effect.

Termination

Once purchased, the Rider will remain in effect until the earlier of:

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the date a death benefit becomes payable under the Contract (the Notice Date),

•	the date the Contract is terminated in accordance with the provisions of the Contract,

•	the Change Date, if the new Owner is greater than age 75,

•

the date that the Contract Value is reduced to zero as a result of a withdrawal (including a withdrawal to satisfy a Required Minimum Distribution or a withdrawal taken under any living benefit rider attached to the Contract), or

•	the Annuity Date.

The Rider may not otherwise be cancelled.

Sample Calculations

EARNINGS ENHANCEMENT DEATH BENEFIT (EEDB)

SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals affect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

THE EXAMPLE BELOW ASSUMES NO OWNER CHANGE OR AN OWNER CHANGE TO THE PREVIOUS OWNER’S SPOUSE

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received during Contract Year 3.

•	A withdrawal of $20,000 is taken during Contract Year 7.

•	A withdrawal of $10,000 is taken during Contract Year 8.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB[2]	25% EEDB[3]
1	$100,000		$96,500	$0	$100,000	–	$0	$0
2			$103,000	$3,000	$100,000	–	$1,200	$750
3			$106,090	$6,090	$100,000	–	$2,436	$1,523
Activity	$20,000		$128,468	$8,468	$120,000	–	$3,387	$2,117
4			$129,421	$9,421	$120,000	–	$3,768	$2,355
5			$133,304	$13,304	$120,000	–	$5,321	$3,326
6			$137,303	$17,303	$120,000	–	$6,921	$4,326
7			$141,422	$21,422	$120,000	–	$8,569	$5,355
Activity		$20,000	$124,592	$4,592	$120,000	–	$1,837	$1,148
8			$125,516	$5,516	$120,000	–	$2,206	$1,379
Activity		$10,000	$118,330	$0	$118,330	$1,670	$0	$0
9			$119,208	$878	$118,330	–	$351	$219
Death at the beginning of year 10			$126,360	$8,030	$118,330		$3,212	$2,008

[1]	For Rider purposes, Earnings are equal to the Contract Value as of the date of death less Remaining Purchase Payments.

[2]	40% EEDB amount is applicable if the oldest Owner or Annuitant was age 69 or younger on the Rider Effective Date.

[3]	25% EEDB amount is applicable if the oldest Owner or Annuitant was age 70 to 75 on the Rider Effective Date.

On the Rider Effective Date, the initial values are set as follows:

•	Remaining Purchase Payments = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $120,000 ($100,000 + $20,000 = $120,000). The Contract Value increased to $128,468.

During Contract Year 7, a withdrawal of $20,000 was made. This will cause an adjustment to the Earnings amount on a dollar for dollar basis that results in a balance of $4,592. The $4,592 is the result of taking the Contract Value after the withdrawal less the Remaining Purchase Payments ($124,592 − $120,000 = $4,592). Since there are Earnings remaining after the withdrawal, there is no adjustment to the Remaining Purchase Payments.

During Contract Year 8, a withdrawal of $10,000 was made. Assuming the Earnings at the time of the withdrawal were $8,330, the withdrawal exceeds the Earnings. Since the $10,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $1,670 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($10,000 − $8,330 = $1,670). The Earnings will be reduced to zero.

During Contract Year 10 death of the Owner occurs. The EEDB amount added to the death benefit is based on the age of the oldest Owner or Annuitant on the Rider Effective Date and the Earnings in the Contract on the date of death.

Assuming the oldest Owner or Annuitant was 69 or younger on the Rider Effective Date, the EEDB amount added to the death benefit would be $3,212. $3,212 represents 40% of the Earnings ($8,030 × 40% = $3,212).

Assuming the oldest Owner or Annuitant was 70 to 75 on the Rider Effective Date, the EEDB amount added to the death benefit would be $2,008. $2,008 represents 25% of the Earnings ($8,030 × 25% = $2,008).

THE EXAMPLE BELOW ASSUMES AN OWNER CHANGE TO SOMEONE OTHER THAN THE PREVIOUS OWNER’S SPOUSE, TO A TRUST OR NON-NATURAL ENTITY WHERE THE OWNER AND ANNUITANT ARE NOT THE SAME PERSON PRIOR TO THE CHANGE OR IF AN OWNER WAS ADDED THAT IS NOT A SPOUSE OF THE OWNER

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received during Contract Year 3.

•	Owner change to someone other than previous Owner’s Spouse during Contract Year 5.

•	A withdrawal of $5,000 is taken during Contract Year 7.

•	A withdrawal of $15,000 is taken during Contract Year 8.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB[2]	25% EEDB[3]
1	$100,000		$96,500	$0	$100,000	–	$0	$0
2			$103,000	$3,000	$100,000	–	$1,200	$750
3			$106,090	$6,090	$100,000	–	$2,436	$1,523
Activity	$20,000		$128,468	$8,468	$120,000	–	$3,387	$2,117
4			$129,421	$9,421	$120,000	–	$3,768	$2,355
5			$133,304	$13,304	$120,000	–	$5,321	$3,326
Owner Change			$135,970	$0	$135,970	$15,970	$0	$0
6			$137,329	$1,360	$135,970	–	$544	$340
7			$141,422	$5,452	$135,970	–	$2,181	$1,363
Activity		$5,000	$139,250	$3,281	$135,970	–	$1,312	$820
8			$140,643	$4,673	$135,970	–	$1,869	$1,168
Activity		$15,000	$128,456	$0	$128,456	$7,541	$0	$0
9			$129,740	$1,285	$128,456	–	$514	$321
Death at the beginning of year 10			$133,633	$5,177	$128,456	–	$2,071	$1,294

[1]	For Rider purposes, Earnings are equal to the Contract Value as of the date of death less Remaining Purchase Payments.

[2]	40% EEDB amount is applicable if the oldest Owner or Annuitant was age 69 or younger on the Change Date.

[3]	25% EEDB amount is applicable if the oldest Owner or Annuitant was age 70 to 75 on the Change Date.

On the Rider Effective Date, the initial values are set as follows:

•	Remaining Purchase Payments = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $120,000 ($100,000 + $20,000 = $120,000). The Contract Value increased to $128,468.

During Contract Year 5, an Owner change to someone other than the previous Owner’s spouse occurred. The Remaining Purchase Payments on the effective date of the Owner change ( the “Change Date”) will be reset to equal the greater of the Contract Value as of the Change Date or the Remaining Purchase Payments balance on the Change Date. Numerically, the Remaining Purchase Payments will be $135,970 since the Contract Value on the Change Date ($135,970) is greater than the Remaining Purchase Payments ($120,000) as of the Change Date.

After the Change Date, the Remaining Purchase Payments will be increased by any Purchase Payments made since the Change Date and will be reduced by any withdrawals that exceed the amount of Earnings in the Contract accumulated since the Change Date.

During Contract Year 7, a withdrawal of $5,000 was made. This will cause an adjustment to the Earnings amount on a dollar for dollar basis that results in a balance of $3,281. The $3,281 is the result of taking the Contract Value after the withdrawal less the Remaining Purchase Payments ($139,250 − $135,970 = $3,281). Since there are Earnings remaining after the withdrawal, there is no adjustment to the Remaining Purchase Payments.

During Contract Year 8, a withdrawal of $15,000 was made. Assuming the Earnings at the time of the withdrawal were $7,486, the withdrawal exceeds the Earnings. Since the $15,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $7,514 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($15,000 − $7,486 = $7,514). The Earnings will be reduced to zero.

During Contract Year 10 death of the Owner occurs. The EEDB amount added to the death benefit is based on the age of the oldest Owner or Annuitant on the Change Date and the Earnings in the Contract.

Assuming the oldest Owner or Annuitant was 69 or younger on the Change Date, the EEDB amount added to the death benefit would be $2,071. $2,071 represents 40% of the Earnings ($5,177 × 40% = $2,071).

Assuming the oldest Owner or Annuitant was 70 to 75 on the Change Date, the EEDB amount added to the death benefit would be $1,294. $1,294 represents 25% of the Earnings ($5,177 × 25% = $1,294).

THE EXAMPLE BELOW ASSUMES THAT A SURVIVING SPOUSE CONTINUED THE CONTRACT AND RIDER

The values shown below are based on the following assumptions:

•

The Surviving Spouse is under age 76 and elected to continue the Contract and Rider. If the Surviving Spouse was over the age of 75, the Surviving Spouse would not be able to continue the Rider and the Rider charges and benefits would no longer be applied.

•	The EEDB amount applied to the death benefit proceeds was 40% of Earnings.

•	No Owner changes occurred.

Beginning of Continued Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Earnings[1]	Remaining Purchase Payments	Adjustment to Remaining Purchase Payments	40% EEDB[2]	25% EEDB[3]
1	$0		$129,572	$0	$129,572	–	$0	$0
2			$133,459	$3,887	$129,572	–	$1,555	$972
3			$137,463	$7,891	$129,572	–	$3,156	$1,973
Activity	$20,000		$160,212	$10,640	$149,572	–	$4,256	$2,660
4			$161,814	$12,242	$149,572	–	$4,897	$3,061
5			$166,668	$17,096	$149,572	–	$6,838	$4,274
6			$171,668	$22,096	$149,572	–	$8,838	$5,524
7			$176,818	$27,246	$149,572	–	$10,898	$6,812
Activity		$20,000	$160,354	$10,782	$149,572	–	$4,313	$2,696
8			$161,958	$12,386	$149,572	–	$4,954	$3,096
Activity		$20,000	$145,197	$0	$145,197	$4,375	$0	$0
9			$146,649	$1,452	$145,197	–	$581	$363
Death at the beginning of year 10			$151,049	$5,852	$145,197	–	$2,341	$1,463

[1]	For Rider purposes, Earnings are equal to the Contract Value as of the date of death of the Surviving Spouse less Remaining Purchase Payments.

[2]	40% EEDB amount is applicable if the Surviving Spouse was age 69 or younger when death benefit proceeds are payable under the Contract.

[3]	25% EEDB amount is applicable if the Surviving Spouse was age 70 to 75 when the death benefit proceeds are payable under the Contract.

Since the Surviving Spouse elected to continue the Contract and Rider, the Contract Value, Remaining Purchase Payments and Earnings need to be adjusted. The following calculations would be completed to continue the Rider:

•

Contract Value – would be set to equal the death benefit proceeds plus any EEDB amount that would have been added to the death benefit proceeds. Assuming the death benefit proceeds were the Contract Value on the date of death the death benefit proceeds would have been $126,360 plus the EEDB amount of $3,212 (40% of Earnings); $126,360 + $3,212 = $129,572.

•

Remaining Purchase Payments – would be reset to the greater of the Contract Value on the Continuation Date ($129,572) or the Remaining Purchase Payments immediately prior to the death of the Owner ($118,330); Remaining Purchase Payments would be reset to $129,572 since the Contract Value on the Continuation Date is greater.

•	Earnings – will be zero since the Contract was just continued by the Surviving Spouse.

During Contract Year 3, an additional Purchase Payment of $20,000 was made. As a result, the Remaining Purchase Payments increased to $149,572 ($129,572 + $20,000 = $149,572). The Contract Value increased to $160,212.

During Contract Year 7, a withdrawal of $20,000 was made. This will cause an adjustment to the Earnings amount on a dollar for dollar basis that results in a balance of $10,782. The $10,782 is the result of taking the Contract Value after the withdrawal less the Remaining Purchase Payments ($160,354 − $149,572 = $10,782). Since there are Earnings remaining after the withdrawal, there is no adjustment to the Remaining Purchase Payments.

During Contract Year 8, a withdrawal of $20,000 was made. Assuming the Earnings at the time of the withdrawal were $15,625, the withdrawal exceeds the Earnings. Since the $20,000 withdrawal exceeded the Earnings, an adjustment to the Remaining Purchase Payments will occur. The Remaining Purchase Payments will be reduced by $4,375 which is the difference between the amount of the withdrawal less the Earnings at the time of the withdrawal ($20,000 − $15,625 = $4,375). The Earnings will be reduced to zero.

During Contract Year 10 death of the Surviving Spouse occurs. The EEDB amount added to the death benefit is based on the age of the Surviving Spouse on the Continuation Date and the Earnings in the Contract.

Assuming the Surviving Spouse was 69 or younger on the Continuation Date, the EEDB amount added to the death benefit would be $2,341. $2,341 represents 40% of the Earnings ($5,852 × 40% = $2,341).

Assuming the Surviving Spouse was 70 to 75 on the Continuation Date, the EEDB amount added to the death benefit would be $1,463. $1,463 represents 25% of the Earnings ($5,852 × 25% = $1,463).

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and for each of the periods presented which are incorporated by reference from the 2013 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1] Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996, and incorporated by reference herein.

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[2] Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers; Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein.

4.	(a)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1170); Included in Registrant’s Form N- 4, File No. 333-160772, Accession No. 0000950123-09-049928 filed on October 13, 2009, and incorporated by reference herein.

	(b)	(1)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-15200); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-06-000999 filed on August 14, 2006, and incorporated by reference herein.

		(2)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

		(3)	403(b) Tax-Sheltered Annuity Rider (Form No. ICC12:20-1270); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

	(c)	(1)	Section 457 Plan Rider (Form No. 24-123799); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-06-000999 filed on August 14, 2006, and incorporated by reference herein.

		(2)	Section 457 Plan Rider (Form No. ICC12:20-1271); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

	(d)	(1)	Individual Retirement Annuity Rider (Form No. 20-18900); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002, and incorporated by reference herein.

		(2)	Individual Retirement Annuity Rider (Form No. ICC12:20-1266); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

	(e)	(1)	Roth Individual Retirement Annuity Rider (Form No. 20-19000); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002, and incorporated by reference herein.

		(2)	Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

	(f)	(1)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002, and incorporated by reference herein.

		(2)	SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

	(g)	(1)	Qualified Retirement Plan Rider (Form No. 20-14200); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-06-000999 filed on August 14, 2006, and incorporated by reference herein.

		(2)	Qualified Retirement Plan Rider (Form No. ICC12:20-1269); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

	(h)	(1)	DCA Plus Fixed Option Rider (Form No. 20-1103); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001193125-03-099259 filed on December 24, 2003, and incorporated by reference herein.

		(2)	DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219); Included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein.

	(i)	Guaranteed Withdrawal Benefit III-A Rider (Form No. 20-1171); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-09-051892 filed on October 21, 2009, and incorporated by reference herein.

	(j)	Stepped-Up Death Benefit Rider (Form No. 20-1172); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-09-025183 filed on July 24, 2009, and incorporated by reference herein.

	(k)	Guaranteed Withdrawal Benefit VI Rider — Single Life (Form No. ICC 11:20-1202); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-11-036759 filed on April 19, 2011, and incorporated by reference herein.

	(l)	Guaranteed Withdrawal Benefit VI Rider — Joint Life (Form No. ICC 11:20-1203); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-11-036759 filed on April 19, 2011, and incorporated by reference herein.

	(m)	Guaranteed Withdrawal Benefit XI Rider — Single Life (Form No. ICC 13:20-1260); included in Registration Statement on Form N-4, File No. 333-160772, Accession No. 0000950123-13-002340 filed on April 18, 2013 and incorporated by reference herein.

	(n)	Guaranteed Withdrawal Benefit XI Rider — Joint Life (Form No. ICC 13:20-1261); included in Registration Statement on Form N-4, File No. 333-160772, Accession No. 0000950123-13-002340 filed on April 18, 2013 and incorporated by reference herein.

	(o)	Death Benefit Endorsement (Form No. 15-1304-2)

	(p)	Stepped-up Death Benefit II Rider (Form No. ICC 14:20-1306-2)

	(q)	Earnings Enhancement Death Benefit Rider (Form No. 20-1307-2)

5.	(a)	Variable Annuity Application; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-09-045598 filed on September 24, 2009, and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein.

	(b)	By-laws of Pacific Life; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein.

	(c)	Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein.

	(d)	By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001, and incorporated by reference herein.

	(b)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributions, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005, and incorporated by reference herein.

	(c)	Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein.

	(d)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein.

	(e)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-13-399361 filed on October 15, 2013, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-13-399361 filed on October 15, 2013, and incorporated by reference herein.

		(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

		(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-13-399361 filed on October 15, 2013, and incorporated by reference herein.

		(5)	Fifth Amendment to Participation Agreement

	(f)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

		(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-11-036759 filed on April 19, 2011, and incorporated by reference herein.

		(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.

		(4)	Third Amendment to Participation Agreement

	(g)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein.

	(h)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

		(2)	Second Amendment to Administrative Services Agreement

		(3)	Third Amendment to Administrative Services Agreement

	(i)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

(4) Fouth Amendment to Administrative Services Agreement

	(j)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

	(k)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

	(l)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

	(m)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement

(3) Third Amendment to Participation Agreement

	(n)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(o)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

	(p)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

	(q)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein.

	(r)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(2) Second Amendment to Investor Services Agreement

	(s)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-11-036759 filed on April 19, 2011, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-11-036759 filed on April 19, 2011, and incorporated by reference herein.

	(t)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(u)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(1) First Amendment to Services Agreement, Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

(2) Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.

	(v)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-11-036759 filed on April 19, 2011, and incorporated by reference herein.

	(w)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(x)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(y)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(z)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(aa)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

	(bb)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

(1) Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

	(cc)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.

	(dd)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement

	(ee)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-12-006431 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.

	(ff)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(gg)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Service Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

	(hh)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

	(ii)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC.; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(jj)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(kk)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ll)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(mm)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(nn)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

	(oo)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

	(pp)	Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-118913, Accession No. 0000892569-05-000054 filed on February 10, 2005, and incorporated by reference herein.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-12-503012 filed on December 14, 2012, and incorporated by reference herein.

	(qq)	Exhibit B to the Pacific Select Fund Participation Agreement

9.	Opinion and Consent of legal officer of Pacific Life Insurance Company as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-09-025183 filed on July 24, 2009, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-147254 filed on April 17, 2014, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-13-000846 filed on February 7, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Sedona Golf Club, LLC	Delaware	100
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	100
PL Sierra Member, LLC #	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 5661 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100

ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG ECA Singapore Pte. Ltd.	Delaware	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100

Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
UnderwriteMe Limited	U.K.	51
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 27. Number of Contractholders

Pacific Destinations—Approximately	261	Qualified
	1,140	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of August, 2014.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	August 15, 2014
James T. Morris*

	Director and President	August 15, 2014
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	August 15, 2014
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	August 15, 2014
Sharon A. Cheever*

	Director, Vice President and Secretary	August 15, 2014
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	August 15, 2014
Edward R. Byrd*

	Vice President and Controller	August 15, 2014
Brian D. Klemens*

	Executive Vice President	August 15, 2014
Dewey P. Bushaw*

	Vice President and Treasurer	August 15, 2014
Joseph W. Krum

*By:	/s/ SHARON A. CHEEVER	August 15, 2014
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 10 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-160772, Accession No. 0000950123-13-000846, filed on February 7, 2013, as Exhibit 13).